Loss Per Share (Details) - shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Loss Per Share (Details) [Line Items]
Average number of options outstanding	74,996	54,025
Stock Options [Member]
Loss Per Share (Details) [Line Items]
Options outstanding	94,337